MATERIALS AND SUPPLIES - Narratives (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MATERIALS AND SUPPLIES [abstract]
Cost of materials and supplies consumed, recognized as operating expenses	¥ 1,627,992,000	¥ 1,697,166,000	¥ 1,565,648,000
Provision for writing down materials and supplies to net realisable values	28,466,000	23,976,000
Additional provisions, materials and supplies	7,844,000
Written off arising from realization of losses in the disposal of assets	¥ 3,354,000	¥ 18,163,000